UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Stadium Capital Management, LLC
Address:	2483 East Bayshore Road, Suite 202
		Palo Alto, CA   94303

Form 13F File Number:	028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bradley R. Kent
Title:	Managing Director
Phone:	650-321-4000

Signature, Place and Date of Signing:
Bradley R. Kent		Palo Alto, CA			February 13, 2003
	[Signature]			[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		20

Form 13F Information Table Value Total:		214,018 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER                  TITLE OF           CUSIP              VALUE     SHARES      INV.   OTHER   VOTING AUTH
                                CLASS                                 X1000                 DISC   MGR     SOLE


SUMMA INDUSTRIES                PREFERRED          9394690             5,988        5,000N   SOLE              5,000
AMERICAN DENTAL PARTNERS        COMMON             025353103          11,777    1,344,360N   SOLE          1,344,360
ANSYS INC                       COMMON             03662Q105          24,408    1,208,300N   SOLE          1,208,300
COLUMBIA BANCORP ORE            COMMON             197231103             329       22,000N   SOLE             22,000
COMARCO INC                     COMMON             200080109           9,978    1,153,500N   SOLE          1,153,500
DRESS BARN INC                  COMMON             261570105          21,316    1,602,700N   SOLE          1,602,700
DUCATI MOTOR HOLDINGS S.P.      ADR                264066101             325       17,400N   SOLE             17,400
AMDOCS LIMITED                  COMMON             G02602103          19,281    1,963,400N   SOLE          1,963,400
DREW INDS INC                   COMMON             26168L205          13,339      831,100N   SOLE            831,100
BOYDS COLLECTION LTD            COMMON             103354106          17,490    2,630,000N   SOLE          2,630,000
WORLD FUEL SERVICES CORP        COMMON             981475106             513       25,000N   SOLE             25,000
INTERSTATE NATIONAL DEALER      COMMON             46102P104           3,652      613,700N   SOLE            613,700
LEARNING TREE INTERNATIONA      COMMON             522015106           8,201      598,600N   SOLE            598,600
MAXWELL SHOE CO INC-CL A        CLASS A COMMON     577766108          20,822    1,791,900N   SOLE          1,791,900
MOLDFLOW CORP                   COMMON             608507109             316       42,100N   SOLE             42,100
NCO GROUP INC                   COMMON             628858102          20,515    1,286,200N   SOLE          1,286,200
NOVAMED EYECARE INC             COMMON             66986W108           1,363    1,048,150N   SOLE          1,048,150
SKYLINE CORP                    COMMON             830830105           6,251      211,900N   SOLE            211,900
SS&C TECHNOLOGIES INC           COMMON             85227Q100          22,939    2,153,675N   SOLE          2,153,675
SUMMA INDS                      COMMON             86562T105           5,218      544,656N   SOLE            544,656







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